Goodwill - Summary of changes in the carrying amount of goodwill (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Goodwill
Balance at the beginning of the year	¥ 126,344		¥ 191,077
Disposal of a subsidiary			(64,733)
Impairment of goodwill	¥ (126,344)	$ (18,067)	0	¥ 0
Balance at the end of the year			¥ 126,344	¥ 191,077